UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30,2005

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	    San Francisco, CA 94108

Form 13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   George B. Shott
Title:  Senior Managing Director
Phone:  (415) 772-8376

Signature, Place, and Date of Signing:

George B. Shott      San Francisco, CA     June 30,2005


Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: yes

State Street Corporation	Form 13F File Number 028-00399

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:    71
Form 13F Information Table Value Total (Thousands):   $136,368
	List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
"1-800-FLOWERS.COM, Inc."	COM	68243Q106	1375	195366	SH		Sole		195366
"Advanced Biophotonics, Inc. "	COM	00752G104	208	293172	SH		Sole		293172
Agile Software Corporation	COM	00846X105	890	141296	SH		Sole		140596		700
"Amazon.com, Inc."	COM	023135106	554	16754	SH		Sole		16754
Amdocs Ltd.	COM	G02602103	2669	101000	SH		Sole		68900		32100
Amerigroup Corporation	COM	03073T102	8426	209600	SH		Sole		209600
Applied Micro Circuits Corpora	COM	03822W109	365	142500	SH		Sole		140400		2100
"Arbinet-thexchange, Inc."	COM	03875P100	435	64888	SH		Sole		53507		11381
Arrowhead Research Corp. 	COM	042797100	82	29511	SH		Sole		29511
"At Road, Inc."	COM	04648K105	309	116110	SH		Sole		116110
Atmel Corp.	COM	049513104	66	28000	SH		Sole				28000
"BEA Systems, Inc."	COM	073325102	263	29950	SH		Sole		29950
"Blackbaud, Inc."	COM	09227Q100	1629	120642	SH		Sole		120642
"CNET Networks, Inc."	COM	12613R104	1038	88428	SH		Sole		83028		5400
"Check Point Software System, "	COM	M22465104	793	40000	SH		Sole		40000
Clear Channel Communications	COM	184502102	5375	173768	SH		Sole				173768
"Cotherix, Inc"	COM	22163T103	570	55900	SH		Sole		51700		4200
Cott Corporation	COM	22163N106	1791	82033	SH		Sole		72310		9723
"DeCODE genetics, Inc."	COM	243586104	320	34046	SH		Sole		31215		2831
Desarrolladora Homex S.A. - AD	COM	25030W100	980	35751	SH		Sole		35751
"Domino's Pizza, Inc."	COM	25754A201	203	9112	SH		Sole		9112
Du Pont 	COM	263534109	273	6350	SH		Sole				6350
"EBay, Inc."	COM	278642103	27312	827400	SH		Sole		813000		14400
"Encysive Pharmaceuticals, Inc."	COM	29256X107	672	62200	SH		Sole		56800		5400
Equinix Inc.	COM	29444U106	497	11462	SH		Sole		11462
Exact Sciences Corporation	COM	30063P105	732	321068	SH		Sole		314000		7068
"FormFactor, Inc."	COM	346375108	1614	61093	SH		Sole		60093		1000
"Google, Inc. - Cl A "	COM	38259P508	6618	22500	SH		Sole		22500
Graphco Holdings Corp. 	COM	38866F109	3	43200	SH		Sole		43200
HewlettPackard	COM	428236103	304	12929	SH		Sole				12929
"Impax Laboratories, Inc."	COM	45256B101	1179	75000	SH		Sole				75000
Inamed Corporation	COM	453235103	4392	65548	SH		Sole		63348		2200
"Inspire Pharmaceuticals, Inc."	COM	457733103	1046	124275	SH		Sole		110050		14225
Integrated Circuit Systems	COM	45811K208	1197	58000	SH		Sole		58000
InterActiveCorp	COM	45840Q101	729	30368	SH		Sole		30368
Intralase Corp	COM	461169104	1376	70108	SH		Sole		48334		21774
Juniper Networks 	COM	48203R104	2522	100154	SH		Sole		86489		13665
"Keryx Biopharmaceuticals, Inc."	COM	492515101	2454	185900	SH		Sole		79500		106400
"Kinetic Concepts, Inc."	COM	49460W208	2227	37110	SH		Sole				37110
Linear Technology Corp.	COM	535678106	3715	101260	SH		Sole		65260		36000
"Lionbridge Technologies, Inc."	COM	536252109	88	13000	SH		Sole		13000
"Microchip Technology, Inc."	COM	595017104	3443	116250	SH		Sole		116250
Microsoft Corp.	COM	594918104	273	11000	SH		Sole				11000
"Momenta Pharmaceuticals, Inc."	COM	60877T100	3155	159563	SH		Sole		137803		21760
"Motive, Inc."	COM	61980V107	533	53687	SH		Sole		53687
"Myogen, Inc."	COM	62856E104	707	101091	SH		Sole		81700		19391
"Netflix, Inc."	COM	64110L106	1570	95700	SH		Sole		74500		21200
"Nextel Communications, Inc."	COM	65332V103	1615	50000	SH		Sole		50000
"Nuvasive, Inc."	COM	670704105	413	24823	SH		Sole		24823
PMC/Sierra Semiconductor Corp.	COM	69344F106	438	46967	SH		Sole		46967
Pharmion Corporation	COM	71715B409	399	17179	SH		Sole		16177		1002
Plains Exploration & Productio	COM	726505100	1039	29251	SH		Sole		29251
Positron Corp.	COM	737397125	44	489642	SH		Sole				489642
"RSA Security, Inc."	COM	749719100	3509	305658	SH		Sole		264383		41275
Rigel Pharmaceuticals 	COM	766559603	340	17066	SH		Sole		5689		11377
"Rigel Pharmaceuticals, Inc."	COM	766559603	2111	105987	SH		Sole		100088		5899
"SI International, Inc."	COM	78427V102	313	10438	SH		Sole		10438
STATS ChipPAC Ltd. - ADR	COM	85771T104	841	118175	SH		Sole		118175
"Salesforce.com, Inc."	COM	79466L302	1880	91822	SH		Sole		85458		6364
"Santarus, Inc."	COM	802817304	437	106600	SH		Sole		99400		7200
"SigmaTel, Inc."	COM	82661W107	320	18622	SH		Sole		8270		10352
"Silicon Laboratories, Inc."	COM	826919102	2474	94400	SH		Sole		93000		1400
"Sirius Satellite Radio, Inc."	COM	82966U103	106	16400	SH		Sole		6400		10000
Skyepharma Plc. (ADR shares)	COM	830808101	1748	175876	SH		Sole				175876
"SuperGen, Inc."	COM	868059106	247	50009	SH		Sole				50009
"Tellabs, Inc."	COM	879664100	868	99792	SH		Sole		84168		15624
"TriZetto Group, Inc."	COM	896882107	560	40000	SH		Sole		40000
"VeriSign, Inc."	COM	92343E102	7112	247294	SH		Sole		229392		17902
Veritas Software Corp.	COM	923436109	793	32500	SH		Sole		32500
"Walter Industries, Inc."	COM	93317Q105	1608	40012	SH		Sole		40012
Witness Systems	COM	977424100	370	20307	SH		Sole				20307
"YaHoo!, Inc."	COM	984332106	3811	110000	SH		Sole		110000
